Loans, borrowings and bank overdrafts (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Current and Non-Current Borrowings

	As at March 31,
	2022		2023
Non-current
Unsecured Notes 2026 (1)	₹	56,403	₹	61,272
Loans from institutions other than banks		60		-
	₹	56,463	₹	61,272
Current
Borrowings from banks	₹	95,143	₹	88,745
Loans from institutions other than banks		87		57
Bank overdrafts		3		19
	₹	95,233	₹	88,821
	₹	151,696	₹	150,093

(1) On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. The Notes were issued at the discounted price of 99.636% against par value and have an effective interest rate of 1.6939% after considering the issue expenses and discount of ₹ 501 (US$ 6.7 million). Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).

Summary of Long - Term Loans and Borrowings

	As at March 31, 2022			As at March 31, 2023
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026
U.S. Dollar (US$)	744	₹	56,403	746	₹	61,272	June-26
Unsecured loans
Indian Rupee (INR)	-		141	-		57	March-24
Euro (EUR)	^		6	-		-
		₹	56,550		₹	61,329

Non-current portion of long-term loans and borrowings		₹	56,463		₹	61,272
Current portion of long-term loans and borrowings			87			57

^ Value is less than 1

Interest expense on loans, borrowings and bank overdrafts was ₹ 1,897, ₹ 3,261 and ₹ 6,648 for the years ended March 31, 2021, 2022 and 2023, respectively.

Cash and non-cash changes in liabilities arising from financing activities:

							Non-cash changes
	April 1, 2021		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2022
Borrowings	₹	83,202	₹	68,310	₹	(298)	₹	-	₹	77	₹	402	₹	151,693
Bank overdrafts		130		(127)		-		-		-		-		3
Lease Liabilities		21,182		(9,730)		-		12,532		-		249		24,233
	₹	104,514	₹	58,453	₹	(298)	₹	12,532	₹	77	₹	651	₹	175,929

							Non-cash changes
	April 1, 2022		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2023
Borrowings	₹	151,693	₹	(7,876)	₹	-	₹	-	₹	108	₹	6,149	₹	150,074
Bank overdrafts		3		16		-		-		-		-		19
Lease Liabilities		24,233		(9,711)		-		9,021		-		1,030		24,573
	₹	175,929	₹	(17,571)	₹	-	₹	9,021	₹	108	₹	7,179	₹	174,666